UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22591

Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President 9 West 57th Street New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (212) 515-3200

Date of fiscal year end:     December 31

Date of reporting period:     September 30, 2019

Item 1. Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans - 110.6%(a)

AEROSPACE & DEFENSE - 5.2%

Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 4.00%, 08/07/26(b)(c)(e)	3,030,928	3,057,221
MRO Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 0.00% Floor), 7.10%, 06/04/26(c)	2,905,045	2,868,732
PAE Holding Corp.
First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 7.60%, 10/20/22(c)	1,783,544	1,791,347
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.60%, 10/20/23(c)	1,000,000	987,500
Transdigm, Inc.
First Lien 2018 New Term Loan E, (LIBOR + 2.50%, 0.00% Floor), 4.54%, 05/30/25(c)	1,982,380	1,977,087
First Lien Term Loan G, (LIBOR + 2.50%, 0.00% Floor), 4.54%, 08/22/24(c)	1,979,849	1,974,008

		12,655,895

AUTOMOTIVE - 3.7%

AP Exhaust Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.18%, 05/10/24(c)	5,954,151	4,531,109
Innovative XCessories & Services,
LLC
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 6.80%, 11/29/22(c)	4,312,634	4,312,634

		8,843,743

BANKING, FINANCE, INSURANCE & REAL ESTATE - 10.5%

AIS Holdco, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.26%, 08/15/25(c)	2,166,666	2,036,666
Alera Group Intermediate Holdings, Inc.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.54%, 08/01/25(c)	1,615,958	1,630,097
Alliant Holdings Intermediate, LLC
First Lien 2019 New Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 05/09/25(c)	2,921,878	2,905,442
First Lien New Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.05%, 05/09/25(c)	1,345,317	1,325,144
Asurion, LLC
Second Lien Term Loan B-2, (LIBOR + 6.50%, 0.00% Floor), 8.54%, 08/04/25(c)	1,594,072	1,621,769

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Edelman Financial Center, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.31%, 07/21/25(c)	5,153,363	5,167,612
Forest City Enterprises, L.P.
First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.04%, 12/08/25(c)	1,360,907	1,372,604
MPH Acquisition Holdings, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/07/23(c)	1,722,216	1,645,431
NFP Corp.
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.04%, 01/08/24(c)	2,989,757	2,942,115
Sedgwick Claims Management Services, Inc.
First Lien 2019 Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.04%, 09/03/26(b)(c)	1,316,973	1,320,760
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 12/31/25(b)(c)	1,994,975	1,964,891
SG Acquisition, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.10%, 03/29/24(c)	1,533,019	1,526,312
SquareTwo Financial Corp.
First Lien Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.00%, 12/24/19(c)(d)(l)(o)	959,448	3,657

		25,462,500

BEVERAGE, FOOD & TOBACCO - 1.9%

Winebow Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 07/01/21(c)	3,201,428	2,977,328
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.54%, 01/02/22(c)	2,505,795	1,712,297

		4,689,625

CAPITAL EQUIPMENT - 2.1%

Safe Fleet Holdings, LLC
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.04%, 02/03/25(c)	3,702,823	3,599,459
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.79%, 02/02/26(c)	1,403,846	1,362,896

		4,962,355

See accompanying Notes to Schedule of Investments.  |  1

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CHEMICALS, PLASTICS, & RUBBER - 3.8%

Perstorp Holding AB (Sweden)
First Lien Term Loan, (LIBOR + 4.75%, 0.00% Floor), 6.85%, 02/27/26(c)(e)	2,330,630	2,214,099
Starfruit US Holdco, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 10/01/25(c)	3,991,659	3,918,812
Tronox Finance, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.82%, 09/23/24(b)(c)	2,992,035	2,994,983

		9,127,894

CONSTRUCTION & BUILDING - 1.8%

Associated Asphalt Partners, LLC
First Lien Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 7.29%, 04/05/24(c)	2,847,983	2,710,340
Terra Millennium Corp.
First Lien First Out Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.81%, 10/31/22(c)	1,737,219	1,722,018

		4,432,358

CONSUMER GOODS: DURABLE - 2.4%

Edgewell Personal Care Company
First Lien Term Loan A, (LIBOR + 1.75%, 0.00% Floor), 1.75%, 09/20/24(b)(c)(d)	467,742	467,742
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 09/18/26(b)(c)	1,466,458	1,471,048
PT Holdings, LLC
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.04%, 12/09/24(c)	3,211,759	3,136,829
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.04%, 12/08/25(c)(d)	625,000	625,000

		5,700,619

CONSUMER GOODS: NON-DURABLE - 1.5%

Kronos Acquisition Holdings, Inc. (Canada)
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.26%, 05/15/23(c)(e)	3,689,719	3,509,845

CONTAINERS, PACKAGING & GLASS - 2.3%

Anchor Glass Container Corp.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.81%, 12/07/23(c)	3,682,910	2,904,895

	Principal Amount ($)	Value ($)

CONTAINERS, PACKAGING & GLASS (continued)

Strategic Materials Holding Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.00%, 11/01/24(c)	2,856,539	2,528,037

		5,432,932

ENERGY: OIL & GAS - 0.2%

Ascent Resources - Marcellus, LLC
First Lien Term Loan A, (LIBOR + 6.50%, 1.00% Floor), 8.53%, 03/30/23(c)	230,586	223,668
Sheridan Investment Partners I, LLC
Deferred Principal Facility I, 10/01/19(d)(l)	4,749	3,562
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 5.56%, 10/01/19(c)	388,418	302,966
Sheridan Production Partners I-A, L.P.
Deferred Principal Facility I-A, 10/01/19(d)(l)	629	472
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 5.56%, 10/01/19(c)	51,469	40,145
Sheridan Production Partners I-M, L.P.
Deferred Principal Facility I-M, 10/01/19(d)(l)	384	288
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 5.56%, 10/01/19(c)	31,437	24,521

		595,622

HEALTHCARE & PHARMACEUTICALS - 11.6%

Amneal Pharmaceuticals, LLC
First Lien Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.56%, 05/04/25(b)(c)	1,994,948	1,713,162
Bausch Health Companies, Inc. (Canada)
First Lien Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 11/27/25(b)(c)(e)	1,680,000	1,685,359
BioClinica Holding I, LP
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.44%, 10/20/23(b)(c)	4,154,443	4,015,955
BW NHHC HoldCo, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.05%, 05/15/25(c)	3,494,905	2,935,720
CT Technologies Intermediate Hldgs, Inc.
First Lien New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.29%, 12/01/21(c)	4,164,713	3,821,124

2  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

Endo International PLC (Ireland)
First Lien Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 6.31%, 04/29/24(c)(e)	3,623,779	3,309,543
Hanger, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.54%, 03/06/25(c)	2,338,217	2,347,722
Lanai Holdings III, Inc.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.76%, 08/28/23(c)(d)	869,565	782,609
Medical Solutions Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 06/14/24(c)	2,220,816	2,220,816
Pluto Acquisition I, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.28%, 06/22/26(c)(d)	2,144,451	2,117,646
Team Health Holdings, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.79%, 02/06/24(b)(c)	3,640,161	3,018,294

		27,967,950

HIGH TECH INDUSTRIES - 19.5%

Almonde, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 5.70%, 06/13/24(c)	2,986,639	2,912,122
Aspect Software, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.21%, 01/15/24(b)(c)	1,994,987	1,895,238
DigiCert, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.04%, 10/31/24(c)	5,727,567	5,726,364
Electronics for Imaging, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.10%, 07/23/26(c)	3,209,677	3,001,048
Imperva, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.30%, 01/12/26(c)	1,917,416	1,869,481
ION Trading Technologies S.A.R.L (Luxembourg)
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.06%, 11/21/24(c)(e)	5,810,131	5,545,770
Ivanti Software, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.30%, 01/20/24(c)	5,918,941	5,908,790

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)

Riverbed Technology, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.30%, 04/24/22(b)(c)	3,691,992	3,066,439
Syncsort, Inc.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.54%, 08/16/24(c)	1,488,722	1,485,000
Second Lien Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.04%, 08/18/25(c)	2,500,000	2,488,750
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.29%, 07/10/20(c)	3,984,981	3,956,747
Vertafore, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 07/02/25(c)	5,612,335	5,465,039
Second Lien Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.29%, 07/02/26(c)	907,574	895,095
Wall Street Systems Delaware, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.26%, 11/21/24(c)	2,561,328	2,550,122
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 5.04%, 11/21/24(c)	313,212	312,038

		47,078,043

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.4%

Acosta, Inc.
First Lien Term Loan B, (Prime + 2.25%, 1.00% Floor), 7.25%, 09/26/21(c)	629,221	197,418
Advantage Sales & Marketing, Inc.
First Lien Incremental Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.29%, 07/23/21(c)	2,850,518	2,652,763
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.29%, 07/23/21(b)(c)	3,133,945	2,934,594
F & W Media, Inc.
First Lien Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.55%, 05/24/22(c)(d)(f)(l)	364,237	509
First Lien Term Loan B-2, (LIBOR + 10.00%, 1.50% Floor), 12.05%, 05/24/22(c)(d)(f)(l)	1,033,892	—

		5,785,284

See accompanying Notes to Schedule of Investments.  |  3

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION - 8.4%

Global Eagle Entertainment, Inc.
First Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.71%, 01/06/23(c)	5,562,276	5,175,225

Radiate Holdco, LLC
First Lien Incremental Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 5.54%, 02/01/24(c)	1,995,000	1,998,491
First Lien Term Loan, (LIBOR + 3.00%, 0.75% Floor), 5.04%, 02/01/24(b)(c)	4,107,917	4,098,345
Univision Communications, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.79%, 03/15/24(c)	3,447,020	3,357,794
Urban One, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.05%, 04/18/23(c)	1,335,055	1,296,005
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.80%, 05/18/25(b)(c)	2,537,372	2,470,766
Ziggo Secured Finance Partnership (Netherlands)
First Lien Term Loan E, (LIBOR + 2.50%, 0.00% Floor), 4.53%, 04/15/25(b)(c)(e)	2,000,000	1,998,390

		20,395,016

RETAIL - 6.8%

Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 20.00%, 05/15/20(d)(g)(h)(l)	79,389	42,760
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/24/23(c)(d)(g)(l)	261,799	—
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 2.00%, 04/24/23(c)(d)(g)(l)	320,539	—
Vendor Payment Term Loan, 20.00%, 05/15/20(d)(g)(h)(l)	14,306	7,705
EG America, LLC
First Lien Term Loan, (LIBOR + 4.00%, 0.00% Floor), 6.10%, 02/07/25(c)	1,949,160	1,930,399
General Nutrition Centers, Inc.
First Lien FILO Term Loan, (LIBOR + 7.00%, 0.00% Floor), 9.05%, 12/31/22(c)	3,072,350	3,089,909
Neiman Marcus Group, Inc.
First Lien Term Loan, (LIBOR + 6.00%, 1.50% Floor), 8.06%, 10/25/23(c)	3,051,468	2,333,900
Petco Animal Supplies, Inc.
First Lien Second Amendment Term Loan B1, (LIBOR + 3.25%, 1.00% Floor), 5.51%, 01/26/23(c)	4,837,738	3,685,316

	Principal Amount ($)	Value ($)

RETAIL (continued)

PetSmart, Inc.
First Lien Term Loan B-2, (LIBOR + 4.00%, 1.00% Floor), 6.04%, 03/11/22(b)(c)	5,370,104	5,249,009

		16,338,998

SERVICES: BUSINESS - 13.6%

Air Medical Group Holdings, Inc.
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.31%, 04/28/22(b)(c)	2,583,007	2,424,269
Allied Universal Holdco, LLC
First Lien Term Loan, (LIBOR + 4.25%, 0.00% Floor), 6.51%, 07/10/26(c)	1,819,820	1,824,651
AQ Carver Buyer, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/23/25(b)(c)	1,093,525	1,088,057
CareStream Health, Inc.
First Lien Term Loan, (LIBOR + 5.75%, 1.00% Floor), 7.79%, 02/28/21(c)	306,877	293,835
Second Lien Extended Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.54%, 06/07/21(c)	1,010,000	969,600
DG Investment Intermediate Holdings 2, Inc.
First Lien Incremental Term Loan, (LIBOR + 3.75%, 0.75% Floor), 5.79%, 02/03/25(c)(d)	1,251,908	1,245,649
First Lien Term Loan, (LIBOR + 3.00%, 0.75% Floor), 5.04%, 02/03/25(c)	987,415	971,986
Electro Rent Corp.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.28%, 01/31/24(c)	2,227,344	2,238,481
Ensemble RCM, LLC
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.00%, 08/03/26(c)	1,838,242	1,840,733
Envision Healthcare Corp.
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 10/10/25(c)	4,967,334	4,068,545
Evergreen Skills Lux S.A.R.L. (Luxembourg)
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.95%, 04/28/21(c)(e)	2,994,818	2,434,038
Second Lien Term Loan, (LIBOR) + 8.25%, 1.00% Floor), 10.45%, 04/28/22(c)(e)	1,000,000	305,555

4  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Navicure, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 11/01/24(b)(c)	1,994,924	1,996,799

First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 4.00%, 09/18/26(b)(c)	1,968,750	1,971,211
Refinitiv US Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 10/01/25(c)	4,188,852	4,215,912
SGS Cayman, L.P.
First Lien Term Loan B, (LIBOR + 5.38%, 1.00% Floor), 7.48%, 04/23/21(c)	455,942	452,667
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.29%, 06/30/22(c)	2,577,911	2,582,216
Sutherland Global Services, Inc.
First Lien Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.48%, 04/23/21(c)	1,958,706	1,944,633

		32,868,837

SERVICES: CONSUMER - 1.5%

USS Ultimate Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.95%, 08/25/24(c)	1,246,819	1,249,781
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.95%, 08/25/25(c)	2,500,000	2,462,500

		3,712,281

TELECOMMUNICATIONS - 11.4%

CenturyLink, Inc.
First Lien Term Loan A, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 11/01/22(c)	742,750	745,907
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 01/31/25(c)	5,007,675	4,981,259
Flight Bidco, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.54%, 07/23/25(c)	3,639,591	3,610,019
Frontier Communications Corp.
First Lien Term Loan B, (LIBOR + 3.75%, 0.75% Floor), 5.80%, 06/15/24(b)(c)	2,983,845	2,982,785
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Fixed Term Loan B5, 6.63%, 01/02/24(e)(h)	4,820,586	4,939,582
First Lien Term Loan B4, (LIBOR + 4.50%, 1.00% Floor), 6.55%, 01/02/24(c)(e)	3,406,019	3,458,165

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

U.S. TelePacific Corp.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 7.10%, 05/02/23(b)(c)	4,784,808	4,668,179

Zacapa, LLC
First Lien Term Loan B, (LIBOR + 5.00%, 0.75% Floor), 7.10%, 07/02/25(c)	2,200,340	2,215,930

		27,601,826

Total Senior Loans (Cost $276,985,675)		267,161,623

Corporate Notes and Bonds - 31.9%

AEROSPACE & DEFENSE - 2.2%

Transdigm, Inc. 6.25%, 03/15/26(h)(i)	5,000,000	5,381,250

AUTOMOTIVE - 1.1%

Tesla, Inc. 5.30%, 08/15/25(h)(i)	3,000,000	2,703,750

BANKING, FINANCE, INSURANCE & REAL ESTATE - 3.6%

Greystar Real Estate Partners, LLC 5.75%, 12/01/25(h)(i)	1,500,000	1,546,875
GTCR AP Finance, Inc. 8.00%, 05/15/27(h)(i)	2,000,000	2,060,000
NFP Corp. 6.88%, 07/15/25(h)(i)	3,000,000	2,988,750
Trivium Packaging BV (Netherlands) 5.50%, 08/15/26(e)(h)(i)	2,000,000	2,107,400

		8,703,025

BEVERAGE, FOOD & TOBACCO - 4.1%

JBS, S.A. 5.88%, 07/15/24(h)(i)	1,380,000	1,424,057
6.75%, 02/15/28(h)(i)	1,000,000	1,111,250
6.50%, 04/15/29(h)(i)	2,847,000	3,167,287
5.50%, 01/15/30(h)(i)	2,000,000	2,124,960
Restaurant Brands International, Inc. (Canada) 3.88%, 01/15/28(e)(h)(i)	2,000,000	2,017,720

		9,845,274

CHEMICALS, PLASTICS, & RUBBER - 0.7%

TPC Group, Inc. 10.50%, 08/01/24(h)(i)	1,500,000	1,571,250

CONTAINERS, PACKAGING & GLASS - 1.3%

Greif, Inc. 6.50%, 03/01/27(h)(i)	2,000,000	2,126,000
Reynolds Group Holdings, Inc. 6.88%, 02/15/21(h)	1,069,414	1,073,424

		3,199,424

See accompanying Notes to Schedule of Investments.  |  5

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds (continued)

ENERGY: OIL & GAS - 1.8%

Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	4,762,000	3,529,833

10.50%, 05/15/27(h)(i)	1,000,000	815,000

		4,344,833

ENVIRONMENTAL INDUSTRIES - 0.4%

GFL Environmental, Inc. (Canada) 7.00%, 06/01/26(e)(h)(i)	1,000,000	1,055,000

HEALTHCARE & PHARMACEUTICALS - 1.9%

Bausch Health Companies, Inc. (Canada) 6.50%, 03/15/22(e)(h)(i)	500,000	517,500
7.00%, 01/15/28(e)(h)(i)	2,000,000	2,159,200
Team Health Holdings, Inc. 6.38%, 02/01/25(h)(i)	2,807,000	1,953,672

		4,630,372

HIGH TECH INDUSTRIES - 2.2%

Riverbed Technology, Inc. 8.88%, 03/01/23(h)(i)	1,920,000	1,056,000
Sensata Technologies B.V. 4.38%, 02/15/30(h)(i)	2,249,000	2,254,623
SS&C Technologies, Inc. 5.50%, 09/30/27(h)(i)	2,000,000	2,093,800

		5,404,423

HOTEL, GAMING & LEISURE - 3.2%

Cedar Fair, L.P. 5.25%, 07/15/29(h)(i)	2,333,000	2,505,059
Churchill Downs, Inc. 5.50%, 04/01/27(h)(i)	2,000,000	2,120,000
4.75%, 01/15/28(h)(i)	3,000,000	3,090,000

		7,715,059

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 1.3%

Outfront Media Capital, LLC 5.00%, 08/15/27(h)(i)	3,000,000	3,157,500

MEDIA: BROADCASTING & SUBSCRIPTION - 2.4%

Gray Escrow, Inc. 7.00%, 05/15/27(h)(i)	2,000,000	2,204,900
Univision Communications, Inc. 5.13%, 02/15/25(h)(i)	3,557,000	3,476,967

		5,681,867

	Principal Amount ($)	Value ($)

METALS & MINING - 0.0%

ERP Iron Ore, LLC LIBOR + 8.00%, 12/31/19(d)(j)(l)	121,662	51,098

Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(d)(h)(i)(k)(l)	2,937,000	—

		51,098

RETAIL - 2.5%

EG Global Finance PLC (United Kingdom) 6.75%, 02/07/25(e)(h)(i)	3,000,000	2,940,000
PetSmart, Inc. 5.88%, 06/01/25(h)(i)	2,000,000	2,000,000
Yum! Brands, Inc. 4.75%, 01/15/30(h)(i)	1,000,000	1,033,750

		5,973,750

SERVICES: BUSINESS - 1.3%

Darling Ingredients, Inc. 5.25%, 04/15/27(h)(i)	3,000,000	3,161,250

SERVICES: CONSUMER - 0.5%

NVA Holdings, Inc. 6.88%, 04/01/26(h)(i)	1,000,000	1,066,250

TELECOMMUNICATIONS - 1.4%

Orbcomm, Inc. 8.00%, 04/01/24(h)(i)	3,194,000	3,305,790

Total Corporate Notes and Bonds (Cost $76,800,855)		76,951,165

6  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)

Structured Products - 11.9%

STRUCTURED FINANCE -11.9%(p)

Anchorage Capital CLO, Ltd.
(Cayman Islands) Series 2015-6A, Class ER, 8.65%, 07/15/30(e)(i)(q)	4,400,000	4,242,502
Babson CLO, Ltd.
(Cayman Islands) Series 2014-IA, Class E, 7.93%, 07/20/25(e)(i)(q)	1,110,000	956,709
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
Series 2018-11A, Class E, 9.45%, 04/15/31(e)(i)(q)	4,000,000	3,661,396
JFIN CLO, Ltd. (Cayman Islands)
Series 2015-1A, Class E, 7.12%, 03/15/26(e)(i)(q)	4,500,000	3,783,506
OZLM, Ltd. (Cayman Islands)
Series 2014-8A, Class DRR, 8.38%, 10/17/29(e)(i)(q)	2,500,000	2,337,688
Shackleton CLO, Ltd.
(Cayman Islands) Series 2015-8A, Class F, 9.13%, 10/20/27(e)(i)(q)	3,300,000	2,975,171
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
Series 2016-1A, Class ER, 10.25%, 10/20/30(e)(i)(q)	5,000,000	4,838,530
Series 2017-1A, Class E, 9.58%, 01/24/30(e)(i)(q)	4,000,000	3,752,868
Zais CLO, Ltd. (Cayman Islands)
Series 2016-2A, Class D, 9.30%, 10/15/28(e)(i)(q)	1,000,000	855,102

Series 2017-2A, Class E, 9.45%, 04/15/30(e)(i)(q)	1,750,000	1,496,885

		28,900,357

Total Structured Products (Cost $30,435,034)		28,900,357

	Share Quantity	Value ($)
Common Stocks - 0.8%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.6%

Medical Card System, Inc.(d)(l)	914,981	1,390,771

ENERGY: OIL & GAS - 0.2%

Ascent Resources Marcellus Holdings, Inc.(l)	165,654	372,722
HGIM Corp.(d)(l)	1,463	17,922
Southcross Holdings Borrower, GP LLC(d)(l)	129	—
Southcross Holdings Borrower, L.P. Class A-II(d)	129	61,275

		451,919

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media, Inc.(d)(f)(l)	9,511	—

RETAIL - 0.0%

Charming Charlie, LLC(d)(g)(l)	2,679,190	—

Total Common Stocks (Cost $729,082)		1,842,690

Preferred Stock - 0.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%

Watford Holdings, Ltd. (Bermuda) (LIBOR + 6.68%, 1.00% Floor), 8.78%(d)(e)	37,863	946,575

Total Preferred Stocks (Cost $927,644)		946,575

Warrants - 0.0%

ENERGY: OIL & GAS - 0.0%

Ascent Resources Marcellus Holdings, Inc.(d)(l)	42,889	1,287

Total Warrants (Cost $4,289)		1,287

Total Investments - 155.6% (Cost of $385,882,579)		375,803,697
Other Assets & Liabilities, Net - (3.3)%		(7,803,926)
Loans Outstanding - (52.3)%(m)(n)		(126,401,316)

Net Assets (Applicable to Common Shares) - 100.0%		241,598,455

See accompanying Notes to Schedule of Investments.  |  7

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2019. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2019, the 1, 2, 3 and 6 month LIBOR rates were 2.02%, 2.07%, 2.09% and 2.06%, respectively, and the Prime lending rate was 5.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	The issuer has filed for Chapter 11 bankruptcy protection as of March 10, 2019.
(g)	The issuer has filed for Chapter 11 bankruptcy protection as of July 11, 2019.
(h)	Fixed rate asset.
(i)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $104,727,000, or 43.35% of net assets.

(j)	The issuer is in default of its payment obligations as of July 5, 2018.
(k)	The issuer is in default of its payment obligations as of May 5, 2015.
(l)	Non-income producing asset.
(m)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(n)	Principal of $126,500,000 less unamortized deferred financing costs of $98,684.
(o)	The issuer is in default of its payment obligations as of March 19, 2017.
(p)

Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (j) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(q)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2019.

8  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

September 30, 2019 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock, and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

  |  9

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2019 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2019 is as follows:

Apollo Tactical Income Fund Inc.

	Total Fair Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$3,780,654	$3,780,654	$—	$—
Senior Loans	267,161,623	—	261,864,024	5,297,599
Corporate Notes and Bonds	76,951,165	—	76,900,067	51,098
Structured Products	28,900,357	—	28,900,357	—
Common Stocks	1,842,690	—	372,722	1,469,968
Preferred Stock	946,575	—	—	946,575
Warrants	1,287	—	—	1,287
Unrealized appreciation on Unfunded Loan Commitments	2,280	—	2,280	—

Total Assets	$379,586,631	$3,780,654	$368,039,450	$7,766,527

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2019 through September 30, 2019:

Apollo Tactical Income Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stock	Warrants
Total Fair Value, beginning of period	$12,247,797	$8,406,696	$14,095	$180,726	$3,644,993	$1,287
Purchases, including capitalized PIK	3,981,460	3,981,460	—	—	—	—
Sales/Paydowns	(9,550,865)	(6,497,440)	—	—	(3,053,425)	—
Accretion/(amortization) of discounts/(premiums)	251,762	251,762	—	—	—	—
Net realized gain/(loss)	165,728	104,660	—	—	61,069	—
Change in net unrealized appreciation/(depreciation)	1,600,333	(19,851)	37,003	1,289,242	293,938	—
Transfers into Level 3	782,609	782,609	—	—	—	—
Transfers out of Level 3	(1,712,297)	(1,712,297)	—	—	—	—

Total Fair Value, end of period	$7,766,527	$5,297,599	$51,098	$1,469,968	$946,575	$1,287

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2019 was $1,164,938.

10  |

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2019 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2019:

Assets	Fair Value at September 30, 2019	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$5,242,968	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	50,465	Recoverability(b)	Liquidation Proceeds(b)	$5.3m - $5.5m

	509	Recoverability(b)	Liquidation Proceeds(b)	$11.1m

	3,657	Discounted Cash Flow(c)	Discount Rate(c)	2.00%
		Recoverability(d)	Estimated Transaction Value(d)	N/A

Corporate Notes and Bonds	51,098	Recoverability(b)(d)(e)	Liquidation Proceeds(b)	$6.1m
			Estimated Transaction Value(d)	N/A
			Discount Rate(e)	2.06%

	—	Recoverability(b)	Liquidation Proceeds(b)	$0

Common Stocks	—	Recoverability(b)	Liquidation Proceeds(b)	$5.3m - $5.5m

	—	Recoverability(b)	Liquidation Proceeds(b)	$11.1m

	1,390,771	Market Comparable Approach(f)	EBITDA Multiple(f)	1.9x

	79,197	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	946,575	Discounted Cash Flow(c)	Discount Rate(c)	8.25%

Warrants	1,287	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$7,766,527

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)

The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was an estimated transaction value. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was a discount rate. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(f)

The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

  |  11

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2019 (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of September 30, 2019 were as follows:

Apollo Tactical Income Fund, Inc.

Federal tax basis, cost	$386,746,011

Unrealized appreciation	6,177,529
Unrealized depreciation	(17,119,843)

Net unrealized appreciation/(depreciation)*	(10,942,314)

General Commitments and Contingencies

As of September 30, 2019, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments

Allied Universal Holdco, LLC Delayed Draw Term Loan	$180,180
Aveanna Healthcare, LLC Bridge Term Loan	2,284,134
Centene Corporation Bridge Term Loan TR 1	471,855
Centene Corporation Bridge Term Loan TR 2	435,559
Zayo Group Holdings, Inc. Backstop Term Loan	2,553,523

Total unfunded loan commitments	$5,925,251

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

12  |

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Tactical Income Fund Inc.

By (Signature and Title) /s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 11/14/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 11/14/2019

By (Signature and Title) /s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date 11/14/2019